Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Inventories
Raw materials and work in process	$ 37,282	$ 31,540
Finished goods	51,459	49,722
Refill cylinder inventory	8,347	6,724
Inventories	97,088	87,986
Write down inventories to net realizable value	$ 7,200	$ 6,500